October 20, 2017

BNY MELLON FUNDS TRUST

–BNY Mellon Focused Equity Opportunities Fund

Supplement to Prospectus

dated December 30, 2016

Effective October 20, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Focused Equity Opportunities Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Irene D. O'Neill is the fund's primary portfolio manager, a position she has held since the fund's inception in September 2009. Ms. O'Neill is a managing director and senior portfolio manager of The Bank of New York Mellon. Ms. O'Neill also is an employee of The Dreyfus Corporation and manages the fund as an employee of The Dreyfus Corporation.

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Effective October 20, 2017, the following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Focused Equity Opportunities Fund" and "– Biographical Information":

BNY Mellon Focused Equity Opportunities Fund's primary portfolio manager is Irene D. O'Neill.

Irene D. O'Neill, CFA, has been the primary portfolio manager of BNY Mellon Focused Equity Opportunities Fund since its inception in September 2009, of BNY Mellon Large Cap Market Opportunities Fund with respect to the Focused Equity Strategy and the Large Cap Growth Strategy and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy since each fund's inception in July 2010, and of BNY Mellon Large Cap Market Opportunities Fund and of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Dividend Strategy since March 2012. Ms. O'Neill has been employed by Dreyfus since March 2008. She is a managing director and senior portfolio manager of The Bank of New York Mellon, which she joined in 2002.

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